Operating lease assets (excluding land use rights) and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Operating lease assets (excluding land use rights) and lease liabilities
Schedule of operating lease assets that are amortized over the lease term of greater than one year

(In thousands)	Office leases
Net book amount as of January 1, 2023	865
Additions	927
Amortization	(551)
Modification	(652)
Effect of foreign currency exchange differences	(14)
Net book amount as of December 31, 2023	575
Additions	324
Amortization	(434)
Effect of foreign currency exchange differences	(15)
Net book amount as of December 31, 2024	450

Schedule of undiscounted cash payments

The undiscounted cash payments for the next five years as of December 31, 2024 is:

(In thousands)
2025	278
2026	143
2027	7
Total undiscounted payments	428
Less: effect of discounting	(14)
Discounted lease liabilities	414

Schedule of maturities of undiscounted lease payments

(In thousands)
2025	2,433
2026	2,501
2027	2,602
2028	2,614
2029	2,677
Thereafter	28,633
Total undiscounted payments	41,460